SEGMENT - Schedule of Disaggregated Expense Information Included in the Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment research and development expenses:
Segment administrative expenses	$ 8,309	$ 14,378
Net loss	(8,654)	9,106
Segment
Segment research and development expenses:
Direct clinical development expenses	189	5,776
Employee-related expenses	2,775	3,730
Other research and development expenses	1,107	1,759
Segment administrative expenses	8,309	14,378
Other segment items	(3,726)	(7,283)
Net loss	$ (8,654)	$ (18,360)